Common Shares and Warrants	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Common Shares and Warrants

14. Common shares and warrants

Common shares

As of December 31, 2012 and 2013, the number of issued and outstanding common shares was 30,143,741 and 35,600,736, respectively. The change of number of common shares is as follows:

•	The Company issued 36,780 shares to its senior management.

•	On June 17, 2013, Tiger Media issued 2,052,239 ordinary shares to Symbol Media Corporation (“Symbol Media”) to acquire eight key lease contracts which allowed the Company to take 100% control of the eight key Shanghai shopping center locations. The intangible asset of $2.2 million was recognized.

•	In December 2013, the Company offered its warrant holders the right to exercise their warrants at a reduced exercise price of $1.25 and a total of $4.1 million was raised from the exercise of Warrants to purchase 3,286,480 of the Company’s ordinary shares in December 2013. The remaining warrants not exercised expired on December 26, 2013.

•	The Company issued 81,496 shares to its directors and a consultant for past services rendered.

Warrants

Prior to the Business Combination, SearchMedia had a total of 13,400,000 warrants outstanding. Each warrant entitled the registered holder to purchase one share of the Company’s common stock at a price of $6.00 to $8.00 per share at any time commencing on the completion of a business combination. The warrants had a four year term and were originally to expire in November 2011. The Board of Directors of the Company approved an extension of the expiration date of its publicly held warrants and insider warrants with an exercise price of $6.00 per share, and underwriter warrants with an exercise price of $7.00 per share to November 2012 and then to February 19, 2013.

Upon completion of the business reverse acquisition, which was October 30, 2009, the Company had 15,347,401 warrants outstanding, which included 1,519,182 warrants issued to the SearchMedia International shareholders or warrant holders in the business reverse acquisition and 428,219 warrants issued to the note holders.

Each warrant issued to a SearchMedia International shareholder or warrant holder in the business reverse acquisition and note holder entitled the registered holder to purchase one share of SearchMedia Holding’s common stock at a price ranging from $0.0001 to $8.14 per share, subject to adjustment, at any time. The exercise price and number of ordinary shares issuable on exercise of the warrants might be adjusted in certain circumstances including in the event of a share dividend, or recapitalization, reorganization, merger or consolidation. However, the warrants would not be adjusted for issuances of ordinary shares at a price below their respective exercise prices. The warrants would expire three years from the date of issuance of such warrant.

In January 2010, the Company repurchased in aggregate 1,738,500 warrants in the open market for a total consideration of $3,809 under a Board authorized plan. During 2010, 1,460 warrants were exercised and the Company received net proceeds of $9. There were no warrants exercised during 2011.

On November 15, 2012 the Company offered to exercise warrants at a reduced exercise price of $1.25 per share, which the Company provided to its holders of publicly traded warrants, warrants held by the initial stockholders of Ideation, and warrants held by the Ideation underwriters. The benefit for the warrant holders was computed by using the Black-Scholes model for an approximate amount of $644. The opportunity to exercise up to one-third of a holder’s outstanding warrants at a reduced exercise price expired at 5:00 p.m. Eastern Time on December 26, 2012. The Company raised a total of $2.2 million from proceeds received as a result of the exercise of warrants to purchase 1,771,749 of the Company’s ordinary shares. In addition, pursuant to the terms of the offer on February 20, 2013, 3,543,596 Warrants held by participating holders, representing two times the number of warrants exercised by such holders, had their expiration date extended until December 26, 2013 and the exercise price of such warrants was reduced to $2.50 per share. Warrants not exercised or extended expired on February 19, 2013.

In December 2013, the Company offered its warrant holders the right to exercise their warrants at a reduced exercise price of $1.25 and a total of $4.1 million was raised from the exercise of Warrants to purchase 3,286,480 of the Company’s ordinary shares in December 2013. The remaining warrants not exercised expired on December 26, 2013.

As of December 31, 2012 and 2013, there were 10,210,699 and 0 warrants for the common stock outstanding respectively.